Cash and cash equivalents	9 Months Ended
Sep. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

	September 30, 2025	December 31, 2024
	(unaudited)
Cash at bank and on hand	56,635	137,294
Short-term bank deposits	283,363	73,950
	339,998	211,244